UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund

The fund's portfolio
8/31/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (100.0%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (2.6%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds
Ser. B, 4s, 1/1/16	Aa1	$25,000	$25,307
Ser. A, 3s, 1/1/16	Aa1	35,000	35,331

AZ School Fac. Board COP, Ser. A-2, 4s, 9/1/15	Aa3	100,000	100,000

AZ State Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5s, 1/1/17	AA-	50,000	52,891

Gilbert, Pub. Facs. Rev. Bonds, 5s, 7/1/18	Aa1	100,000	111,213

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 3 3/4s, 7/1/24	BB+	25,000	24,851

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS School, Inc.), 3s, 7/1/20	BB	25,000	24,844

U. Med. Ctr. Corp. Rev. Bonds, U.S. Govt. Coll., 5s, 7/1/17 (Escrowed to maturity)	AAA/P	75,000	80,861

			455,298
California (11.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (O'Connor Woods), 3s, 1/1/16	AA-	70,000	70,653

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Cedars-Sinai Med. Ctr.), 5s, 11/15/15	A1	50,000	50,491
(Northern CA Retirement Officers), 4s, 1/1/16	AA-	50,000	50,631

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (11/2/15) (Republic Svcs., Inc.), Ser. A, 0.6s, 8/1/23	BBB+	100,000	100,000

CA State G.O. Bonds, 5s, 9/1/15	Aa3	25,000	25,000

CA State Mandatory Put Bonds (12/1/16), 4s, 12/1/26	Aa3	150,000	154,089

CA State Pub. Wks. Board Rev. Bonds (Dept. of Forestry & Fire), Ser. E, 5s, 11/1/15	A1	100,000	100,789

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/2/18) (Southern CA Edison Co.), 1 3/8s, 4/1/28	Aa3	75,000	75,218

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
AGM, 5s, 11/15/19	AA	100,000	114,436
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/16 (Escrowed to maturity)	AA-	45,000	47,259

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5s, 9/1/16	BBB+	75,000	77,294

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	A-	25,000	26,411

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/17	A1	50,000	53,703

Indian Wells, Redev. Agcy. Successor Tax Allocation Bonds (Cons. Whitewater Redev. Project), Ser. A, AGM, 4s, 9/1/18	AA	100,000	107,782

Irvine, Special Tax Bonds (Cmnty. Fac. Dist. No. 2005), Ser. 2, 4s, 9/1/18	BBB	75,000	79,271

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Dist. No. 1), 4s, 9/2/16	BBB-	50,000	51,339

Los Angeles, G.O. Bonds, Ser. A, NATL, FGIC, 5 1/4s, 9/1/15	Aa2	35,000	35,000

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5 1/4s, 5/15/24	AA	20,000	22,022

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/19	A+	30,000	34,083

North Natomas, Cmnty. Fac. Special Tax Bonds, Ser. E, 5s, 9/1/16	BBB+	75,000	77,847

Northern CA Pwr. Agcy. Rev. Bonds
(Geothermal No. 3), Ser. A, 5 1/4s, 7/1/20	A1	40,000	45,623
(Hydroelec. Project No. 1-C), AGM, 5s, 7/1/16	AA	40,000	41,553

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds, 5s, 8/1/16	BBB+/P	75,000	77,867

Roseville, Special Tax Bonds (Westpark Cmnty. Pub. Facs. District No. 1), 4s, 9/1/19	BBB-/P	40,000	42,330

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 8/15/17	BBB+	50,000	52,810

Tuolumne, Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5s, 1/1/17	AA-	125,000	132,228

U. of CA Rev. Bonds, Ser. AO, 5s, 5/15/19	Aa2	200,000	229,300

			1,975,029
Colorado (0.7%)

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5s, 11/15/16	A2	75,000	78,884
4s, 11/15/17	A1	20,000	21,375

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	AA-	20,000	22,009

			122,268
Connecticut (0.4%)

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/21/16) (Yale U.), Ser. A, 1.35s, 7/1/42	Aaa	75,000	75,734

			75,734
District of Columbia (0.5%)

DC G.O. Bonds, Ser. C, AGM, 5s, 6/1/16	Aa1	75,000	77,636

			77,636
Florida (3.4%)

Citizens Property Insurance Corp. Rev. Bonds, Ser. A-1, 5 3/8s, 6/1/16	A1	15,000	15,555

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
(Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5 1/8s, 8/15/20	A3	30,000	34,109
(Baptist Hosp., Inc.), 5s, 8/15/18	A3	60,000	65,818

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 4s, 10/1/16	A2	50,000	51,884

FL State U. Board of Governors Rev. Bonds, 5 1/4s, 7/1/17	Aa2	105,000	113,841

Jea, Elec. Syst. Rev. Bonds, Ser. D, 4s, 10/1/17	Aa3	100,000	106,730

Kissimmee, Util. Auth. Rev. Bonds, AMBAC, 5s, 10/1/16	A1	50,000	50,183

Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, Ser. B, AGM, 5s, 10/1/15	AA	50,000	50,200

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4s, 5/1/16	Aa3	100,000	102,489

			590,809
Georgia (1.5%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds, Ser. B, 5s, 1/1/16	A1	25,000	25,391

Bartow Cnty., Dev. Auth. Mandatory Put Bonds (8/10/17) (GA Power Co. - Plant Bowen), 2 3/8s, 9/1/29	A3	100,000	102,416

GA State G.O. Bonds, Ser. E-2, 4s, 9/1/17	Aaa	125,000	133,208

			261,015
Hawaii (0.7%)

HI State G.O. Bonds, 5s, 8/1/19	Aa2	100,000	114,599

			114,599
Illinois (4.5%)

Chicago, G.O. Bonds, Ser. A
5s, 1/1/21	BBB+	50,000	50,697
5s, 1/1/19	BBB+	50,000	51,604

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5s, 1/1/17	A2	100,000	105,631
Ser. D, AGM, 4s, 1/1/18	AA	75,000	79,599

Chicago, Transit Auth. Rev. Bonds (Federal Transit Administration Section 5307), 5s, 6/1/18(FWC)	A	100,000	108,336

Chicago, Waste Wtr. Transmission Rev. Bonds, NATL, 5 1/2s, 1/1/17	AA-	50,000	52,693

Chicago, Wtr. Reclamation Dist. G.O. Bonds, Ser. C, 5s, 12/1/15	AAA	105,000	106,187

Cook Cnty., G.O. Bonds (Arlington Heights Twp. Dist. No. 21), NATL, 4s, 12/1/15	Aa1	25,000	25,233

IL State G.O. Bonds, 5s, 7/1/17	A3	50,000	52,984

IL State Rev. Bonds, NATL, FGIC, 5 1/2s, 6/15/16	AAA	40,000	41,578

IL State Toll Hwy. Auth. Rev. Bonds, Ser. D, 5s, 1/1/19	Aa3	100,000	111,941

			786,483
Indiana (2.7%)

IN State Fin. Auth. VRDN, Ser. A-3, 0.01s, 2/1/37	VMIG1	475,000	475,000

			475,000
Louisiana (0.9%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 3s, 5/15/18	Baa1	100,000	104,007

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/16	A	50,000	51,567

			155,574
Maryland (2.2%)

Baltimore Cnty., G.O. Bonds, Ser. B, 5s, 8/1/18	Aaa	100,000	111,876

MD State G.O. Bonds
Ser. A, 5 1/4s, 3/1/16	Aaa	30,000	30,758
Ser. C, 4s, 8/15/18	Aaa	125,000	136,409

Prince George's Cnty., G.O. Bonds, Ser. A, 4s, 9/15/18	Aaa	100,000	109,318

			388,361
Massachusetts (6.0%)

Boston, G.O. Bonds, Ser. A, 5s, 4/1/19	Aaa	200,000	227,668

MA State G.O. Bonds
Ser. C, AGM, 4s, 8/1/16	Aa1	25,000	25,855
Ser. D, 4s, 8/1/16	Aa1	30,000	31,026

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 4s, 7/1/17	A1	50,000	52,925

MA State Clean Wtr. Trust Rev. Bonds (Revolving Fund-Green Bond), 5s, 2/1/17	Aaa	100,000	106,334

MA State Dev. Fin. Agcy. Rev. Bonds
(Babson College), Ser. A, 5s, 10/1/18	A2	100,000	111,867
(Loomis Cmntys.), Ser. A, 3s, 1/1/17	BBB-	75,000	75,632

MA State Hlth. & Edl. Fac. Auth.
Mandatory Put Bonds (12/1/17) (Amherst College), Ser. H, 0.8s, 11/1/33	Aaa	100,000	99,734
Mandatory Put Bonds (4/1/16) (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	49,992

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), 5s, 7/1/16	A-	25,000	25,871
(Northeastern U.), Ser. R, 4 1/2s, 10/1/15	A2	25,000	25,086

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4s, 12/1/44	Aa2	195,000	208,200

			1,040,190
Michigan (3.2%)

MI State Rev. Bonds, AGM, 4 1/2s, 9/15/15	AA	100,000	100,158

MI State Bldg. Auth. Rev. Bonds (Facs. Program), Ser. I, 5s, 4/15/19	Aa2	200,000	225,604

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-8, 5s, 7/1/16	BBB+	50,000	51,518

MI State Hosp. Fin. Auth. Rev. Bonds
(Henry Ford Hlth. Syst.), Ser. A, 5s, 11/15/16	A3	20,000	20,966
(Sparrow Hosp.), 5s, 11/15/16	A1	25,000	26,326

MI State Strategic Fund Ltd. Rev. Bonds (United Methodist Retirement Cmntys., Inc.), 2 3/4s, 11/15/17	BBB+/F	75,000	75,751

MI State Trunk Line Fund Rev. Bonds, Ser. A, NATL, 5 1/4s, 11/1/15	AA+	25,000	25,214

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), 5s, 12/1/15	AA	25,000	25,271

			550,808
Minnesota (2.9%)

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4s, 11/15/18(FWC)	A+	100,000	108,500

Minneapolis, G.O. Bonds, Ser. A, zero %, 12/1/15	AAA	10,000	9,992

MN State G.O. Bonds (Hwy. & Var. Purpose), 5s, 8/1/16	Aa1	25,000	26,078

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5s, 10/1/16	A2	100,000	104,764
5s, 10/1/15	A2	55,000	55,211

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4s, 7/1/38	Aa1	95,000	101,465

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, AMBAC, 5 1/4s, 1/1/17	A1	35,000	37,163

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (Regions Hosp.), 5 1/4s, 5/15/17 (Prerefunded 11/15/16)	Aaa	25,000	26,447

Western MN, Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AGM, 5s, 1/1/16	Aa3	25,000	25,397

			495,017
Mississippi (5.2%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. C, 0.01s, 12/1/30	VMIG1	750,000	750,000

MS State Bus. Fin. Corp. Solid Waste Disp. Mandatory Put Bonds (3/1/17) (Waste Mgt., Inc.), 1 3/8s, 3/1/27	A-	150,000	150,188

			900,188
Missouri (0.6%)

MO State Hwys. & Transit Comm. Rev. Bonds (Federal Reimbursement), Ser. A, 5s, 5/1/17	Aa1	100,000	107,209

			107,209
Montana (0.5%)

MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3s, 12/1/43	Aa1	90,000	92,877

			92,877
Nebraska (0.6%)

NE State Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/18	A1	100,000	109,447

			109,447
Nevada (0.6%)

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 3s, 6/1/16	BBB-/P	25,000	25,191

NV State Hwy. Rev. Bonds (Motor Vehicle Fuel Tax), 5s, 12/1/15	AAA	85,000	86,017

			111,208
New Hampshire (2.2%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Concord Hosp. Oblig. Group), Ser. A, 3s, 10/1/15	A2	85,000	85,190

NH Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.06s, 7/1/33	VMIG1	300,000	300,000

			385,190
New Jersey (3.4%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 3s, 10/1/15	Aa2	100,000	100,234

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5s, 7/1/21	A1	100,000	116,963

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction)
Ser. KK, 5s, 3/1/16 (Escrowed to maturity)	A3	20,000	20,403
Ser. W, 5s, 3/1/16 (Escrowed to maturity)	AA+	25,000	25,590

NJ State Edl. Fac. Auth. Rev. Bonds
(Ramapo College of NJ), Ser. I, AMBAC, 5s, 7/1/16	A2	50,000	51,848
(The College of NJ), Ser. A, 5s, 7/1/16	A2	50,000	51,890

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(South Jersey Hosp., Inc.), 5s, 7/1/16	A2	20,000	20,756
(St. Barnabas Hlth.), Ser. A, 3 1/4s, 7/1/16	A3	25,000	25,574

NJ State Tpk. Auth. Rev. Bonds, NATL, 6 1/2s, 1/1/16	AA-	90,000	91,814

Ocean Cnty., G.O. Bonds, 4s, 8/1/16	Aaa	75,000	77,572

			582,644
New Mexico (0.9%)

Farmington, Poll. Control Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), Ser. A, 1 7/8s, 4/1/29	Aa3	150,000	149,771

			149,771
New York (10.2%)

Build NY City Resource Corp. Rev. Bonds, 3s, 7/1/17	A+	100,000	103,853

Metro. Trans. Auth. Rev. Bonds, Ser. F, 5s, 11/15/15	AA-	75,000	75,754

Monroe Cnty., G.O. Bonds, BAM, 4s, 6/1/19	AA	100,000	108,725

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 4s, 7/1/16	A3	25,000	25,596

New York, G.O. Bonds, Ser. I-1, 5s, 3/1/18	Aa2	200,000	220,078

Niagara, Frontier Trans. Auth. Rev. Bonds (Buffalo Niagara Intl. Arpt.), Ser. B, 5s, 4/1/19	Baa1	150,000	166,779

NY City, Indl. Dev. Agcy. Special Fac. Mandatory Put Bonds (8/1/16) (JFK Intl. Arpt.), Ser. B, 2s, 8/1/28	BB/P	50,000	50,090

NY State Dorm. Auth. Rev. Bonds (NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/17	A3	85,000	91,400

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (The New School), 4s, 7/1/16	A3	50,000	51,456

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(School Dists. Funding Program), Ser. F, AGM, 5s, 10/1/17	AA	75,000	81,608
(St. John's U.), Ser. A, 4s, 7/1/20	A3	100,000	110,713

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. E, 5s, 2/15/19	AAA	100,000	112,985

NY State Thruway Auth. Rev. Bonds, Ser. A-2, 4s, 4/1/16	AA	50,000	51,103

NY State Thruway Auth. Local Hwy. & Bridge Rev. Bonds
5s, 4/1/16	AA	50,000	51,391
Ser. A, 5s, 4/1/16	AA	100,000	102,782

NY State Urban Dev. Corp. Rev. Bonds (State Personal Income Tax), Ser. A, 5s, 3/15/16	AAA	100,000	102,601

Port Auth. of NY & NJ Rev. Bonds, Ser. 178, 5s, 12/1/16	Aa3	100,000	105,665

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/17	AA	100,000	106,103

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 3s, 1/1/17	BBB/F	50,000	50,757

			1,769,439
North Carolina (0.8%)

Guilford Cnty., G.O. Bonds, Ser. C, 5s, 10/1/18	Aaa	100,000	112,288

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (The Forest at Duke, Inc.), 4.6s, 9/1/16	BBB+/F	20,000	20,351

			132,639
Ohio (4.4%)

Cincinnati, Wtr. Syst. Rev. Bonds, Ser. B, 5s, 12/1/22	Aaa	200,000	240,870

Cuyahoga Cnty., G.O. Bonds, 5s, 12/1/15	Aa1	50,000	50,600

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. A, 4 1/2s, 2/1/17	AA	140,000	147,477

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 3s, 11/15/16	A-	50,000	51,002

OH State G.O. Bonds (Higher Ed.), Ser. C, 5s, 8/1/16	Aa1	25,000	26,082

OH State Bldg. Auth. Rev. Bonds, Ser. A, AGM, 5s, 4/1/16	Aa2	20,000	20,555

OH State Higher Edl. Fac. Comm. Rev. Bonds (Cleveland Clinic Hlth. Syst. Oblig. Group), 5s, 1/1/18	Aa2	100,000	109,495

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds, Ser. B, 5s, 6/1/18	Aaa	100,000	111,233

			757,314
Oklahoma (4.4%)

OK State Tpk. Auth. VRDN, Ser. F, 0.01s, 1/1/28	VMIG1	690,000	690,000

Tulsa, Arpts. Impt. Trust Rev. Bonds, Ser. A, BAM, 5s, 6/1/17	AA	75,000	79,703

			769,703
Oregon (1.6%)

OR State G.O. Bonds
Ser. N, 4s, 12/1/16	Aa1	45,000	47,038
Ser. G, 4s, 11/1/16	Aa1	110,000	114,687

OR State Dept. of Administration Svcs. COP, Ser. D, 5s, 11/1/15	Aa2	100,000	100,801

Portland, Swr. Syst. Rev. Bonds, Ser. A, NATL, 5s, 6/15/16 (Escrowed to maturity)	Aa2	15,000	15,550

			278,076
Pennsylvania (7.1%)

Chester Cnty., G.O. Bonds, 4s, 7/15/18	Aaa	100,000	108,693

Delaware River Joint Toll Bridge Comm. Rev. Bonds, 5s, 7/1/21	A1	100,000	117,143

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc.-Millersville U.), 2 1/4s, 7/1/17	Baa3	40,000	40,358

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	35,000	35,771

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Lancaster Gen. Hosp.), 3s, 7/1/16	Aa3	35,000	35,790

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5s, 5/1/16	BBB	75,000	76,538

PA G.O. Bonds, 5s, 3/1/16	Aa3	25,000	25,600

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (10/1/15) (Republic Services, Inc.), Ser. A, 0.53s, 4/1/19	BBB+	100,000	100,006

PA State Higher Edl. Fac. Auth. Rev. Bonds (Temple U.), NATL, 5s, 4/1/16	Aa3	50,000	51,329

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 1.6s, 10/1/17	AA+	100,000	100,306

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. A, AMBAC
5s, 12/1/16	AA	25,000	26,413
5s, 12/1/15	AA	40,000	40,476

Philadelphia, Gas Wks. Rev. Bonds
5s, 8/1/19	A-	100,000	112,475
Ser. 7-98, AMBAC, 5s, 10/1/17	A-	100,000	108,140

Philadelphia, School Dist. G.O. Bonds, Ser. D, 5s, 9/1/20	A1	50,000	56,664

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
Ser. B, 5s, 7/1/20	A1	100,000	115,382
Ser. A, AGM, 5s, 6/15/16	AA	20,000	20,725

Pittsburgh, G.O. Bonds, Ser. B, AGM, 5 1/4s, 9/1/16	AA	50,000	52,405

			1,224,214
Tennessee (0.6%)

Franklin Cnty., Hlth. & Edl. Fac. Board Rev. Bonds (U. of the South), AMBAC, 4 1/2s, 9/1/30 (Prerefunded 9/1/15)	A+	50,000	50,000

Kingsport, G.O. Bonds, Ser. C, AGO, 3s, 3/1/16	Aa2	50,000	50,702

			100,702
Texas (6.7%)

Austin, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 4s, 11/15/16	Aa2	100,000	104,391

Central TX Regl. Mobility Auth. Rev. Bonds, 5 3/4s, 1/1/17	Baa2	75,000	79,112

Dallas, Wtr. Wks. & Swr. Syst. Rev. Bonds, Ser. A, 5s, 10/1/17	AAA	100,000	108,897

Galena Park, G.O. Bonds (School Bldg.), PSFG, 5 1/2s, 8/15/16	Aaa	25,000	26,252

Lower CO River Auth. Rev. Bonds, Ser. A
5s, 5/15/21	A2	100,000	116,200
5s, 5/15/20	A2	100,000	115,382

Northside, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 4s, 2/15/18	Aaa	100,000	107,596

San Antonio, G.O. Bonds, 4s, 2/1/16	Aaa	100,000	101,598

Spring Branch, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5s, 2/1/17	Aaa	100,000	106,290

TX State G.O. Bonds (Trans. Comm.), Ser. A, 5s, 10/1/17	Aaa	100,000	108,963

U. of Texas Rev. Bonds, Ser. B, 3s, 8/15/17	Aaa	100,000	104,606

Waco, Hlth. Fac. Dev. Corp. Rev. Bonds (Hillcrest Health Syst., Inc.), Ser. A, NATL, FHA Insd., 4 1/2s, 8/1/35 (Prerefunded 8/1/16)	AA-	85,000	88,238

			1,167,525
Virginia (1.5%)

Richmond, Pub. Impt. G.O. Bonds, Ser. A, 5s, 3/1/19	AA+	230,000	260,330

			260,330
Washington (3.4%)

Energy Northwest Rev. Bonds (Wind Project), 5s, 7/1/17	A2	100,000	107,586

Franklin Cnty., Pub. Util. Dist. No. 1 Election Rev. Bonds, AMBAC, U.S. Govt. Coll., 5s, 9/1/18 (Prerefunded 9/1/17)	A1	275,000	298,724

King Cnty., G.O. Bonds, Ser. D, 5s, 1/1/16	AAA	50,000	50,801

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/17	AA+	35,000	37,091

Vancouver, Downtown. Redev. Auth. Rev. Bonds (Conference Ctr.), Ser. A, 3s, 1/1/16	AA+	90,000	90,697

			584,899
West Virginia (0.7%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3 1/4s, 5/1/19	Baa1	50,000	52,023

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. Mandatory Put Bonds (4/1/19) (Appalachian Pwr. Co. - Amos), Ser. A, 1.9s, 3/1/40	Baa1	75,000	74,588

			126,611
Wisconsin (1.0%)

Madison Cnty., G.O. Bonds (Madison Area Tech. College), Ser. B, 2s, 3/1/16	Aaa	45,000	45,360

WI State G.O. Bonds, Ser. 1, AMBAC, 5s, 5/1/16	Aa2	50,000	51,582

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Three Pillars Sr. Living), 3s, 8/15/16	A-/F	75,000	76,142

			173,084
TOTAL INVESTMENTS

Total investments (cost $17,298,062)(b)			$17,346,891

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $17,353,103.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $17,298,062, resulting in gross unrealized appreciation and depreciation of $61,343 and $12,514, respectively, or net unrealized appreciation of $48,829.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	16.8%
	State debt	16.1
	Local debt	13.7
	Transportation	11.2
	Education	10.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$17,346,891	$—

Totals by level	$—	$17,346,891	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015